Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes

(10) Income Taxes

The Company is not subject to taxation in its country of incorporation; however, the Company is subject to taxation in certain other jurisdictions due to the nature of the Company’s operations. The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax (benefit) expense for 2014, 2013 and 2012 consisted of the following:

	2014	2013	2012
Current
Bermuda	$—	$—	$—
Foreign	(17,251)	8,571	7,571

	(17,251)	8,571	7,571

Deferred
Bermuda	—	—	—
Foreign	(817)	(1,740)	(2,078)

	(817)	(1,740)	(2,078)

	$(18,068)	$6,831	$5,493

The components of income before income taxes and noncontrolling interest were as follows:

	2014	2013	2012
Bermuda sources	$—	$—	$—
Foreign sources	176,986	196,205	210,556

	$176,986	$196,205	$210,556

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2014	2013	2012
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	1.53%	0.92%	0.54%
Tax uncertainties	-11.74%	2.56%	2.07%

	-10.21%	3.48%	2.61%

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are presented below:

	2014	2013
Current deferred tax assets
Other	$2,100	$1,491

Current deferred tax assets	2,100	1,491

Non-current deferred tax assets
Net operating loss carryforwards	18,128	314
Other	1,833	2,524

Non-current deferred tax assets	19,961	2,838

Non-current deferred tax liabilties
Containers, net	24,910	21,318
Other	726	686

Non-current deferred tax liabilties	25,636	22,004

Net deferred tax liability	$3,575	$17,675

In assessing the extent to which deferred tax assets are realizable, the Company’s management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company’s management considers the projected future reversal of taxable temporary items for making this assessment. Based upon the projections for the reversal of taxable temporary items over the periods in which the deferred tax assets are deductible, the Company’s management believes it is more likely than not the Company will realize the benefits of these deductible differences noted above.

The Company has net operating loss carry-forwards of $62,588 that will begin to expire from December 31, 2018 through December 31, 2034 if not utilized. The Company expects to utilize the net operating loss carry-forwards prior to their expiration.

The accompanying consolidated financial statements do not reflect the income taxes that would be payable to foreign taxing jurisdictions if the earnings of a group of corporations operating in those jurisdictions were to be transferred out of such jurisdictions, because such earnings are intended to be permanently reinvested in those countries. At December 31, 2014, cumulative earnings of approximately $32,617 would be subject to income taxes of approximately $9,785 if such earnings of foreign corporations were transferred out of such jurisdictions in the form of dividends.

The Company’s foreign tax returns, including the United States, State of California, State of New Jersey, State of Texas, Malaysia, Singapore, and United Kingdom, are subject to examination by the various tax authorities. The Company’s foreign tax returns are no longer subject to examinations by taxing authorities for years before 2010, except for its United Kingdom tax returns which are no longer subject to examinations for years before 2008.

In November 2012, the Company received notification from the IRS that the 2010 United States tax return for TGH had been selected for examination. On March 5, 2014, the IRS issued a letter indicating that it had completed its examination of TGH’s tax return for 2010 and would make no changes to the return as filed. As a result of this, the Company recognized a discrete benefit during 2014 of $22,408 for the re-measurement of its unrecognized tax benefits for the impacted years.

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2014 and 2013 are as follows:

Balance at December 31, 2012	$26,084
Increases related to prior year tax positions	171
Decreases related to prior year tax positions	(598)
Increases related to current year tax positions	5,973
Settlements	(220)
Lapse of statute of limitations	(1,727)

Balance at December 31, 2013	29,683
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	(15,139)
Increases related to current year tax positions	2,383
Settlements	(6,644)
Lapse of statute of limitations	(484)

Balance at December 31, 2014	$9,799

If the unrecognized tax benefits of $9,799 at December 31, 2014 were recognized, tax benefits in the amount of $9,595 would reduce our annual effective tax rate. The Company believes the total amount of unrecognized tax benefit as of December 31, 2014 will decrease by $648 in the next twelve months due to expiration of the statute of limitations, of which $534 would reduce our annual effective tax rate.

Interest and penalty (benefit) expense recorded during 2014 and 2013 amounted to ($729) and $376, respectively. Total accrued interest and penalties as of December 31, 2014 and 2013 were $575 and $1,304, respectively, and were included in non-current income taxes payable.